Note 16 - Borrowings - Current Portion and Non-current Portion of Borrowings (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)
Statement Line Items [Line Items]
Total current borrowings and current portion of non-current borrowings	$ 4,031,324		$ 2,946,150
Non-current portion	191,022		3,852,891
Total borrowings	4,222,346		6,799,041
Term loan [member]
Statement Line Items [Line Items]
Total current borrowings and current portion of non-current borrowings	3,790,572		2,478,838
Non-current portion	0		3,438,118
International loans [member]
Statement Line Items [Line Items]
Total current borrowings and current portion of non-current borrowings	240,752		467,312
Non-current portion	191,022		414,773
Total borrowings	$ 416,736	€ 288,239	$ 867,931	€ 602,673